Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Aug. 02, 2022	Dec. 31, 2021
Goodwill (Details) [Line Items]
Good will	$ 35,926	$ 35,900	$ 0
Exceeds carrying value	$ 39,800
Discount rate, percentage	1.00%
Impairment amount	$ 12,500
Growth rate percentage	1.00%
Decrease in impairment amount	$ 8,600
Minimum [Member]
Goodwill (Details) [Line Items]
Discount rate	3.86%
Maximum [Member]
Goodwill (Details) [Line Items]
Discount rate	18.81%
December 31, 2027 [Member]
Goodwill (Details) [Line Items]
Term goodwill	5 years